Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2018
TSG IT Advanced Systems Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$1,824
Intangible assets	13,693
Backlog	2,221
Deferred tax liability	(3,948)
Dividend preference derivative	2,140
Goodwill	9,836

Total assets acquired, net of acquired cash	$25,766

Michpal Micro Computers (1983) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$139
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244

Total assets acquired net of acquired cash	$22,106

Maximum Processing Inc. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(240)
Intangible assets	1,859
Goodwill	2,659

Net assets acquired	$4,278

4Sight Business Intelligence Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(145)
Intangible assets	279
Deferred taxes	(112)
Goodwill	308

Net assets acquired	$330

Stoneriver, Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities

Current assets	$16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	$31,759

Total purchase price	$101,351

Schedule of intangible assets associated with acquisition and annual amortization rates
Fair value
Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Knowledge Price [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195

Net assets acquired	$6,029

Adaptik Corporation [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities excluding cash acquired	$(2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Total assets acquired, net of acquired cash	$18,059

Comblack It Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(405)
Non-controlling interests	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired, net of acquired cash	$1,821

Infinigy Solutions Llc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$1,182
Non-controlling interests	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired, net of acquired cash	$6,527

Roshtov Software Industries Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$15
Non-controlling interests	(14,012)
Intangible assets	22,439
Deferred tax liabilities	(5,610)
Goodwill	17,718

Total assets acquired, net of acquired cash	$20,550

Shavit Software Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liabilities	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836

Other Acquisitions By Magic [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
	December 31,
	2018	2017	2016

Net assets, excluding cash acquired	$306	$(1,822)	$2,174
Non-controlling interests	-	-	(1,209)
Intangible assets	23	1,149	2,370
Deferred tax liabilities	-	-	(493)
Goodwill	259	1,723	6,042

Total assets acquired net of acquired cash	$588	$1,050	$8,884

Programa Logistics Systems Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$267
Non-controlling interests	(2,471)
Intangible assets	1,216
Goodwill	3,229

Total assets acquired	$2,241

Network Infrastructure Technologies Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net Assets	$391
Non-controlling interests	(3,968)
Intangible assets	2,138
Deferred tax liabilities	(855)
Goodwill	9,044

Total assets acquired	$6,750

Second To None Solutions Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Intangible assets	$909
Non-controlling interests	(2,184)
Deferred tax liabilities	(311)
Goodwill	2,387

Total assets acquired	$801

Aviv Management Engineering Systems Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(1,338)
Non-controlling interests	(1,486)
Intangible assets	2,051
Deferred tax liabilities	(472)
Goodwill	6,681

Total assets acquired	$5,436

Alius Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190

Total assets acquired net of acquired cash	$16,366

Pleasant Valley Business Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(834)
Intangible assets	1,867
Deferred taxes	(507)
Goodwill	7,791

Total assets acquired net of acquired cash	$8,317

Cambium (2014) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(8)
Intangible assets	282
Deferred taxes	(65)
Non-controlling interests	(239)
Goodwill	751

Total assets acquired net of acquired cash	$721

Integrity Software 2011 Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(1,131)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990

Total assets acquired net of acquired cash	$1,554

Noah Technologies Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$(473)
Intangible assets	580
Deferred taxes	(133)
Goodwill	1,485

Total assets acquired net of acquired cash	$1,459

Michpal [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets	$439
Non-controlling interests	(269)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,434

Total assets acquired net of acquired cash	$6,173